Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2025
Related Party Balances and Transactions [Abstract]
Related party balances and transactions

Note 14 – Related party balances and transactions

Nature of relationships with related parties

Related parties	Relationship
Ms. Rhonda Wong	Shareholder, Director, Co-Chief Executive Officer
Vienna Management Ltd	Shareholder, wholly-owned by the former Chairman of the board of Directors
Mr. Loh Kim Kang David (“Mr. Loh”)	Shareholder, the former Chairman of the board of Directors
Anthill Corporation Pte. Ltd.	Owned by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company
Christine Lee	Immediate family member of Ms. Rhonda Wong (Shareholder, Director, Co-Chief Executive Officer)

For the years ended December 31, 2023, 2024 and 2025

Related party balances

Transaction nature	Name	2023		2024		2025		2025
		SGD		SGD		SGD		USD
Amount due from	Anthill Corp	3,495	[i]	4,795	[i]	43,456	[i]	33,794

Contract liability	Mr. David Loh	-		-		-		-

Amount due to	Ms. Rhonda Wong	240,000	ii	27,674	ii	1,677,440	ii	1,304,487	ii

Amount due to	Ms. Race Wong	188,425	iii	27,674	iii	842,120	iii	654,888	iii

Amount due to	Ms. Christine Lee	-		-		46,667	iv	36,291	iv

[i]	On June 22, 2023, the Group extended payment for Notarization services for Anthill Corp and On November 12, 2024, the Group paid on behalf of Anthill Corp for corporate secretary services.

ii	On December 28, 2023, Ms. Rhonda Wong made short-term advances to the Group S$240,000 for general working capital and general corporate purposes.

During the year ended December 31, 2024, Ms. Rhonda Wong voluntarily withheld part of her salary for working capital use by the Group amounting to a total of S$27,674.

As at December 31, 2025, the amount due to Ms. Rhonda Wong comprised shareholder loans of S$1,203,207, salary voluntarily withheld for working capital of S$256,050, and payments made on behalf of the Group of S$218,183. The shareholder loans are unsecured and repayable on demand.

iii	On March 10 and September 12, 2023, Ms. Race Wong paid on behalf of the Group using her credit card facility for PropertyGuru advertisement packages for the amounts of S$169,817 and S$110,000, respectively, while the Group repaid the monthly instalments. During the year, the accumulated credit card settlements amounted to S$291,392 and resulted an overpayment of S$11,575. On November 30, 2023, Ms. Race Wong made short-term advances to the Group S$200,000 for general working capital and general corporate purposes.

During the year ended December 31, 2024, Ms. Race Wong voluntarily withheld part of her salary for working capital use by the Group amounting to a total of S$27,674.

As at December 31, 2025, the amount due to Ms. Race Wong comprised shareholder loans of S$522,408, salary voluntarily withheld for working capital of S$253,045, and payments made on behalf of the Group of S$66,667. The shareholder loans are unsecured and repayable on demand.

iv	As at December 31, 2025, the amount due to Ms. Christine Lee arose from payments made on behalf of the Group and are unsecured, interest-free and repayable on demand.

Related party transactions

Transaction nature	Name	December 31, 2023		December 31, 2024		December 31, 2025	December 31, 2025
		SGD		SGD		SGD	USD
Brokerage services provided to	Ms. Rhonda Wong	-		2,100	(4)	-	-
Brokerage services provided to	Mr. David Loh	11,000	(1)	-		-	-
Emerging and other services to	Mr. David Loh	511,040	(2)	-		-	-
Emerging and other services to	Ms. Rhonda Wong	288	(3)	250	(3)	-	-
Emerging and other services to	Ms. Race Wong	-		4,770	(5)	-	-

(1)	Mr. David Loh engaged the Group to look for a tenant for a property and was completed during the year ended December 31, 2023. Mr. David Loh paid a service fee of S$11,000 (US$8,338) to the Group.

(2)	On February 25, 2022, the Group entered into a services agreement with subsequent various orders with Mr. Loh., with a term from February 25, 2022, to complete a renovation project in total consideration S$3,492,997 (US$2,612,033). For the year ended December 31, 2022, the project was not completed and Mr. Loh. paid to the Group in consideration S$3,085,865 (US$2,302,197). The Group received in advance of completion of performance obligations under an agreement amounted to S$103,908 (US$77,520) as of December 31, 2022. During the year ended December 31, 2022, the Group recognized revenue S$2,981,957 (US$2,224,676) for the project. During the year ended December 31, 2023, revenue recognized for the services agreement with Mr. David Loh for S$511,040 (US$387,357).

(3)

Ms. Rhonda Wong engaged the Group to move and clean her house in April 2022. The project was completed during year ended December 31, 2022, and Ms. Rhonda Wong paid a service fee of S$1,199 (US$896) to the Group.

Ms. Rhonda Wong engaged the Group to perform aircon cleaning for her house and the project was completed during the year ended December 31, 2023, and Ms. Rhonda Wong paid a service fee of S$288 (US$218) to the Group.

Ms. Rhonda Wong engaged the Group to perform curtain cleaning for her house and the project was completed during the year ended December 31, 2024, and Ms. Rhonda Wong paid a service fee of S$250 (US$183) to the Group.

(4)	Ms. Rhonda Wong engaged the Group to look for tenant for a property in March 2022 and April 2024. The respective project was completed during year ended December 31, 2022 and 2024, and Ms. Rhonda Wong paid the rental commission to the Group, being S$2,900 and S$2,100 (US$1,537) respectively.

(5)	Ms. Race Wong engaged the Group to perform cleaning services multiple times for the year ended December 31, 2024, and Ms. Race Wong paid a total of service fees of S$4,770 (US$3,491) to the Group.